March 27, 2000


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

RE:     Merrill Lynch Developing Capital Markets Fund, Inc.
	Pre-Effective Amendment No. 1 to the Registration
	Statement on Form N-14 (Securities Act File
	No. 333-96005, Investment Company Act No. 811-5723)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of
	1933, as amended (the "1933 Act"), Merrill Lynch
	Developing Capital Markets Fund, Inc. (the "Fund") hereby certifies that:

	(1)     the form of Joint Proxy Statement and
		Prospectus and Statement of Additional
		Information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's
		Registration Statement on Form N-14; and

	(2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on March 22, 2000.


			  Very truly yours,

	MERRILL LYNCH DEVELOPING CAPITAL MARKETS FUND, INC.


		      By:       /s/ Susan B. Baker
			 ______________________________
				  Susan B. Baker
				    Secretary